Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized for employee services received

Six months period ended June 30,

	2021	2022
	EUR k	EUR k
Research and development expenses	370	90
Sales and marketing expenses	122	61
General and administrative expenses	7,720	3,446
Total	8,212	3,597

Schedule for expense recognized for the programs	Six months ended June 30:

Program	2021	2022
	EUR k	EUR k
LTIP	7,331	3,078
RSU	250	87
New VSOP	323	(82)
Prior VSOP	308	17
RSU for key employees	—	497
Total	8,212	3,597